Warrant liability - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Description of warrants redemption for cash	● in whole and not in part; ● at a price of $0.01 per warrant; ● upon not less than 30 days' prior written notice of redemption to each warrant holder; and ● if, and only if, the reported last sale price of the Company's Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to each warrant holder.
Redemption of warrants for shares description	● in whole and not in part; ● at $0.10 per warrant upon a minimum of 30 days' prior written notice of redemption provided that holders will be able to exercise their warrants prior to redemption and receive that number of shares of Class A common stock to be determined, based on the redemption date and the fair market value of the Company's Class A common stock; ● if, and only if, the last reported sale price of the Company's Class A common stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; ● if, and only if, the Placement Warrants are also concurrently exchanged at the same price (equal to a number of shares of the Company's Class A common stock) as the Company's outstanding Public Warrants, as described above; and ● if, and only if, there is an effective registration statement covering the shares of Class A common stock issuable upon exercise of the warrants and a current prospectus relating thereto is available throughout the 30-day period after the written notice of redemption is given.
Common stock reported sale price | $ / shares	$ 10.00
Aggregate gross proceeds description	the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of each warrant will be adjusted (to the nearest cent) to be equal to 115% of the higher of (i) the Market Value and (ii) the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted to be equal to 180% of the higher of (i) the Market Value and (ii) the Newly Issued Price.
Effective issue price, per share | $ / shares	$ 9.20
IPO [Member]
Class of Warrant or Right [Line Items]
Warrant | shares	12,937,500
Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrant | shares	7,175,000